Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Nature Of Business Policy [Policy Text Block]	Nature of BusinessCitizens Holding Company (referred to herein as the “Holding Company”) owns and operates The Citizens Bank of Philadelphia (the “Bank”). In addition to full service commercial banking, the Bank offers title insurance services through its affiliate, Title Services LLC. During 2022, Title Services LLC ceased operations. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. The Company is also subject to the regulations of the Federal Reserve. The area served by the Bank is east central Mississippi, along with southern and northern counties of Mississippi and their surrounding areas. Services are provided at multiple branch offices.
Basis of Accounting, Policy [Policy Text Block]	Basis of Financial Statement PresentationThe accounting policies of the Company and its subsidiary conform to generally accepted accounting principles (“GAAP”) in the United States of America and to general practices within the banking industry. The consolidated financial statements of the Company include the accounts of the Bank and its affiliate (collectively, the “Company”). All significant intercompany transactions have been eliminated in consolidation.
Segment Reporting, Policy [Policy Text Block]	Segment ReportingWe have determined that all of our lending divisions meet the aggregation criteria of Accounting Standards Codification (“ASC”) 280, Segment Reporting, since all offer similar products and services, operate with similar processes, have similar customers and are collectively reviewed by the chief operating decision maker. No other services are material for presentation as a separate segment.
Use of Estimates, Policy [Policy Text Block]	EstimatesThe preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash, Due from Banks and Interest Bearing Deposits with Other BanksFor the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. Effective March 26, 2021, the Federal Reserve reduced reserve requirement ratios to zero percent, eliminating the reserve requirements for all depository institutions.Interest-bearing deposits with other banks mature within one year and are carried at cost.
Investment, Policy [Policy Text Block]	Investment SecuritiesIn accordance with the investments topic of the ASC, securities are classified as “available-for-sale (“AFS”),” “held-to-maturity (“HTM”)” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no trading securities.Securities Available-for-SaleSecurities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as AFS. Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of shareholders’ equity.The Company evaluates its investment portfolio for other-than-temporary-impairment (“OTTI”) on a quarterly basis in accordance with ASC 320, “Investments - Debt and Equity Securities.” Impairment is assessed at the individual security level. The Company considers an investment security impaired if the fair value of the security is less than its cost or amortized cost basis. Impairment is considered to be other-than-temporary if the Company intends to sell the investment security or if the Company does not expect to recover the entire amortized cost basis of the security before the Company is required to sell the security or the security’s maturity. When impairment of an equity security is considered to be other-than-temporary, the security is written down to its fair value and an impairment loss is recorded as a loss within noninterest income in the Consolidated Statements of Income. When impairment of a debt security is considered to be other-than-temporary, the security is written down to its fair value. The amount of OTTI recorded as a loss within noninterest income depends on whether an entity intends to sell the debt security and whether it is more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis. If an entity intends to, or has decided to, sell the debt security or more likely than not will be required to sell the security before recovery of its amortized cost basis, OTTI must be recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value. If an entity does not intend to sell the debt security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, OTTI is separated into the amount representing credit loss and the amount related to all other market factors. The amount related to credit loss is recognized in earnings and is calculated as the difference between the estimate of discounted future cash flows and the amortized cost basis of the security. A number of qualitative and quantitative factors, including but not limited to the financial condition of the underlying issuer and current and projected deferrals or defaults, are considered by management in the estimate of the discounted future cash flows. The remaining difference between the fair value and the amortized cost basis of the security is considered the amount related to other market factors and is recognized in other comprehensive income, net of applicable taxes.Securities Held-to-MaturityHTM securities are carried at amortized cost and represent those securities that the Company both intends and has the ability to hold to maturity.
Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]	LHFI and Allowance for Loan LossesLHFI are loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments.Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.Troubled debt restructurings (“TDR”) are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. TDR are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment over a 20-quarter period of time with the most current quarters weighted to show the effect of the most recent chargeoff activity to the current loan balances in the corresponding loan segment. Additionally, for substandard loan relationships with balances over $100, specific reserves on an individual loan basis may be applied. The specific reserve is then added to the general reserve calculated using the model. The general reserve is calculated only on loans that have not been individually assessed for a specific reserve. This specific reserve is determined by review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.
Business Combinations Policy [Policy Text Block]	Business Combinations, Accounting for Credit-Deteriorated Purchased Loans and Related AssetsBusiness combinations are accounted for by applying the acquisition method in accordance with ASC 805, “Business Combinations.” Under the acquisition method, identifiable assets acquired and liabilities assumed and any non-controlling interest in the acquiree at the acquisition date are measured at their fair values as of that date and are recognized separately from goodwill. Results of operations of the acquired entities are included in the Consolidated Statements of Income from the date of acquisition. Acquisition costs incurred by the Company are expensed as incurred.Loans purchased in business combinations with evidence of credit deterioration since origination and for which it is probable that all contractually required payments will not be collected are considered to be credit-impaired. Purchased credit deteriorated loans are accounted for in accordance with ASC 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality” (“ASC 310-30”), and initially measured at fair value, which includes estimated future credit losses expected to be incurred over the life of the loans. Increases in expected cash flows to be collected on these loans are recognized as an adjustment of the loan’s yield over its remaining life, while decreases in expected cash flows are recognized as an impairment.
Property, Plant and Equipment, Policy [Policy Text Block]	Bank Premises, Furniture, Fixtures and EquipmentThe Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.
Lessee, Leases [Policy Text Block]	LeasesASU 2016-02, “Leases (Topic 842),” became effective for the Company on January 1, 2020. The Company adopted FASB ASC Topic 842 utilizing the modified retrospective transition approach prescribed by ASU 2018-11, “Leases (Topic 842): Targeted Improvements”. The Company did not elect to adopt the package of practical expedients, which includes reassessing whether any expired or existing contracts are or contain leases, reassessing the lease classification and reassessing initial direct costs. Also, the Company did not elect to adopt the hindsight practical expedient therefore maintaining the lease terms previously determined under FASB ASC Topic 840, “Leases”. The Company made an accounting policy election to not recognize short-term leases (12 months or less) on the balance sheet. The Company accounts for the lease and nonlease components separately as such amounts are readily determinable.Once the Company identifies and determines certain contracts are leases according to FASB ASC Topic 842, the Company classifies it as an operating or a finance lease and recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease liability represents the present value of the lease payments that remain unpaid as of the commencement date and the right-of-use asset is the initial lease liability recognized for the lease plus any lease payments made to the lessor at or before the commencement date as well as any initial direct costs less any lease incentives received.The Company’s operating leases primarily consist of building and land leases. The Company recognizes lease rent expense on a straight-line basis over the term of the lease contract and records it as noninterest expense in net occupancy – premises for building and land leases. The Company’s amortization of the right-of-use asset is the difference between the straight-line lease expense and the interest expense recognized on the lease liability during the period. The Company’s lease liabilities are measured as the present value of the remaining lease payments throughout the lease term.In order to calculate its right-of-use assets and lease liabilities, FASB ASC Topic 842 requires the Company to use the rate of interest implicit in the lease when readily determinable. If the rate implicit in the lease is not readily determinable, the Company is required to use its incremental borrowing rate, which is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term in a similar economic environment. Since the implicit interest rate for most of its building and land leases were not readily determinable, the Company used its incremental borrowing rate.The Company’s short-term leases primarily include automated teller machines. For short-term leases, the Company recognizes lease expense on a straight-line basis over the lease term. As previously stated, the Company has elected not to include short-term leases on its balance sheet.
Real Estate, Policy [Policy Text Block]	Other Real Estate Owned Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).
Cash Surrender Value Of Life Insurance [Policy Text Block]	Cash Surrender Value of Life InsuranceThe Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.
Goodwill and Intangible Assets, Policy [Policy Text Block]	Intangible AssetsIntangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. Goodwill and other intangible assets with indefinite lives are not amortized but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.
Income Tax, Policy [Policy Text Block]	Income TaxesProvisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
Comprehensive Income, Policy [Policy Text Block]	Comprehensive (Loss) IncomeComprehensive (loss) income includes net earnings reported in the consolidated statements of income, changes in unrealized gain (loss) on securities available-for-sale and the amount of unrealized losses recorded upon the transfer of AFS securities to HTM securities, net of amortization, reported as a component of shareholders’ equity. Unrealized gain (loss) on AFS securities, net of related income taxes, and unrealized losses from the transfer of AFS securities to HTM securities are the primary components of accumulated other comprehensive (loss) income for the Company.
Earnings Per Share, Policy [Policy Text Block]	Net Income Per ShareNet income per share-basic is computed by dividing net income by the weighted average number of common shares outstanding during the year. Net income per share-diluted is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options and restricted stock grants. The effect of the dilutive shares for the years 2022, 2021 and 2020 is illustrated in the following table.
	2022	2021	2020

Basic weighted average shares outstanding	5,592,668	5,584,396	5,577,352
Dilutive effect of stock options	-	87	2,564

Dilutive weighted average shares outstanding	5,592,668	5,584,483	5,579,916

Net income	$9,620	$7,494	$6,931

Net income per share-basic	$1.72	$1.34	$1.24
Net income per share-diluted	$1.72	$1.34	$1.24

Advertising Cost [Policy Text Block]	Advertising CostsAdvertising costs are charged to expense when incurred. Advertising expense was $610, $573 and $642 for the years ended December 31, 2022, 2021 and 2020, respectively.
Repurchase and Resale Agreements Policy [Policy Text Block]	Securities Sold Under Agreements to RepurchaseSecurities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally United States Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.
Reclassification, Comparability Adjustment [Policy Text Block]	ReclassificationsCertain information for 2021 has been reclassified to conform to the financial presentation for 2022. Such reclassifications had no effect on net income or shareholders’ equity.
Share-Based Payment Arrangement [Policy Text Block]	Stock-Based Compensation At December 31, 2022, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Directors’ Stock Compensation Plan and the 2013 Incentive Compensation Plan. Compensation expense for option grants and restricted stock awards is determined based on the estimated fair value of the stock options and restricted stock on the applicable grant or award date. The Company has elected to account for forfeitures in compensation cost when they occur as permitted under the guidance in ASC 718, “Compensation - Stock Compensation” (“ASC 718”). Expense associated with the Company’s stock-based compensation is included under the line item “Salaries and benefits” on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718.
Subsequent Events, Policy [Policy Text Block]	Subsequent EventsThe Company has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred through the date of issuance of its financial statements, and has determined that no significant events occurred after December 31, 2022 but prior to the issuance of these financial statements that would have a material impact on its Consolidated Financial Statements.
New Accounting Pronouncements, Policy [Policy Text Block]	Adoption of New Accounting StandardsThere were no new accounting standards adopted by the Company during the year ended December 31, 2022.Newly Issued Accounting StandardsIn June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). ASU 2016-13 makes significant changes to the accounting for credit losses on financial instruments and disclosures about them. The new current expected credit loss (CECL) impairment model will require an estimate of expected credit losses, measured over the contractual life of an instrument, which considers reasonable and supportable forecasts of future economic conditions in additionto information about past events and current conditions. Additionally, ASU 2016-13 amends the accounting for credit losses on debt securities and purchased financial assets with credit deterioration. The amendments in ASU 2016-13 were originally effective for fiscal years beginning after December 31, 2020, and interim periods within those years for public business entities that are SEC filers. However, in October 2020, the FASB approved deferral of the effective date for ASU 2016-13 for certain companies.The new effective date for the Company is January 1, 2023. ASU 2016-13 permits the use of estimation techniques that are practical and relevant to the Company’s circumstances, as long as they are applied consistently over time and faithfully estimate expected credit losses in accordance with the standard. The ASU lists several common credit loss methods that are acceptable such as a discounted cash flow method, loss-rate method and probability of default/loss given default (PD/LGD) method. Depending on the nature of each identified pool of financial assets with similar risk characteristics, the Company currently plans on implementing a PD/LGD method or a loss-rate method to estimate expected credit losses. The Company expects ASU 2016-13 to have a significant impact on the Company’s accounting policies, internal controls over financial reporting and footnote disclosures. The Company has chosen to utilize the loss-rate method for the majority of the loan portfolio, including commercial loans, residential real estate loans, commercial real estate loans and consumer loans. The Company will utilize the weighted average remaining maturity (“WARM”) method for the credit card and overdraft portfolios due to the nature of the loans being less complex. The Company continues to assess the impact of CECL on the financial statements but the initial impact is estimated to be between $1,000 and $1,500. This will be recorded as an adjustment to retained earnings during 2023 and the Company has elected to phase-in the impact for regulatory capital purposes over the next 3 years.In March 2022, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update No. 2022-02, Financial Instruments (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. This amendment has two main provisions, (1) eliminates the accounting guidance for TDRs by creditors in Subtopic 310-40, Receivables-Troubled Debt Restructurings by Creditors and (2) requires the Company to disclose current-period gross writeoffs by year of origination. The effective date for the Company is January 1, 2023 and the Company does not believe this update will have a material impact on the financial statements.